Acquisitions (Tables)	12 Months Ended
Jun. 30, 2025
Acquisitions [Abstract]
Schedule of Purchase Price as of the Date of Acquisition	The purchase price as of the date of acquisition is comprised of:
Amounts
Share consideration	$510,000
Contingent consideration payable	19,064,917
Total consideration transferred	$19,574,917

Schedule of Acquired Assets and Liabilities Assumed	The allocation of the purchase price based on the fair values of the acquired assets and liabilities assumed as of the date of acquisition is summarized as follows:
Assets acquired and liabilities assumed:	Amounts
Cash and cash equivalents	$30,113
Accounts receivable, net	98,922
Loans receivable, net	19,807,544
Prepayments, deposits and other receivables	111,838
Property and equipment, net	9,504
Operating lease right-of-use assets, net	557,270
Operating lease liabilities	(585,842)
Total net assets acquired	20,029,349
Non-controlling interest	(9,814,381)
Goodwill	9,359,949
Total consideration transferred	$19,574,917